INVESTMENTS - Summarized Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 5,280	$ 5,188	$ 3,314
Other current assets	612	519
Current assets	8,249	8,143
Assets	46,890	46,506
Other current liabilities	338	306
Current liabilities	2,086	2,220
Other non-current liabilities	1,301	1,268
Total liabilities	14,583	14,796
Total equity	32,307	31,710	$ 29,827
Current inventories	1,734	1,878
Non-current inventories	2,636	2,566
Kibali [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	1,116	944
Other current assets	298	131
Current assets	1,414	1,075
Non-current assets	4,310	4,559
Assets	5,724	5,634
Current financial liabilities (excluding trade, other payables & provisions)	16	19
Other current liabilities	143	103
Current liabilities	159	122
Non-current financial liabilities (excluding trade, other payables & provisions)	68	42
Other non-current liabilities	709	653
Non-current liabilities	777	695
Total liabilities	936	817
Total equity	4,788	4,817
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	85	71
Other current assets	178	68
Current assets	263	139
Non-current assets	419	429
Assets	682	568
Current financial liabilities (excluding trade, other payables & provisions)	13	4
Other current liabilities	136	59
Current liabilities	149	63
Non-current financial liabilities (excluding trade, other payables & provisions)	0	0
Other non-current liabilities	14	12
Non-current liabilities	14	12
Total liabilities	163	75
Total equity	519	493
Zaldivar [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	171	271
Other current assets	493	392
Current assets	664	663
Non-current assets	2,031	2,123
Assets	2,695	2,786
Current financial liabilities (excluding trade, other payables & provisions)	84	36
Other current liabilities	142	257
Current liabilities	226	293
Non-current financial liabilities (excluding trade, other payables & provisions)	134	125
Other non-current liabilities	529	545
Non-current liabilities	663	670
Total liabilities	889	963
Total equity	1,806	1,823
Current inventories	$ 384	323
Zaldivar [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Disclosure of joint ventures [line items]
Current inventories		284
Non-current inventories		$ (284)